         As filed with the Securities and Exchange Commission on August 17, 2001
                                                Securities Act File No. 33-72834
                                       Investment Company Act File No. 811-08212


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |X|

                       Pre-Effective Amendment No. __ | |

                      Post-Effective Amendment No. 15 |X|

                                       and

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                              AMENDMENT NO. 17 |X|

                        (Check appropriate box or boxes)



                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                     522 Fifth Avenue, New York, N.Y. 10022
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, Including Area Code:
                                 (800) 766-7722

           Sharon J. Weinberg c/o J.P. Morgan Fund Distributors, Inc.,
                1211 Avenue of the Americas, New York, N.Y. 10036
                     (Name and Address of Agent for Service)

                    Copy to:   John E. Baumgardner, Jr., Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                                New York, NY 10004

It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b)
| | on (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of Rule 485.

             If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This post-effective amendment No. 15 to the registration statement of J.P. Morgan Series Trust II (the "Registrant"), on Form N-1A is being filed to update the Registrant's disclosure in the Prospectus and Statement of Additional Information relating to J.P. Morgan Mid Cap Value Portfolio, a series of the Registrant, and to update other information in the registration statement.

PROSPECTUS AUGUST 17, 2001


JPMORGAN SERIES TRUST II

MID CAP VALUE PORTFOLIO



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO]JPMORGAN Fleming
ASSET MANAGEMENT

TABLE OF CONTENTS

Mid Cap Value Portfolio                             1

The Portfolio's Management and Administration       6

How Your Account Works                              7

Buying Portfolio Shares                             7

Selling Portfolio Shares                            7

Distributions and Taxes                             7

How To Reach Us                            Back cover

The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which J.P. Morgan Series Trust II assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Fleming Asset Management (U.S.A.), Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan fund/portfolio.

J.P. Morgan MID CAP VALUE PORTFOLIO

THE PORTFOLIO'S OBJECTIVE


The Portfolio's goal is to seek growth from capital appreciation.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Portfolio invests at least 80% of its total assets in a broad portfolio of common stocks of companies with Market Capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming, Inc. (the Adviser) believes to be undervalued. Market Capitalization is the total market value of a company's shares.

Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. Government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash. When the Portfolio is investing for temporary defensive purposes, it is not pursuing its investment objective.

The Portfolio may invest in other equity securities which include preferred stocks. Convertible securities and foreign securities which may take the form of ADRs.


The Portfolio's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.


The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income.

The Portfolio may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in the non-fundamental investment policy.

INVESTMENT PROCESS

The Adviser is a `bottom-up' manager and stock selection is based on company fundamentals. The Adviser combines quantitative screening with proprietary fundamental analysis to construct the Portfolio. The Adviser uses a wide variety of sources and research companies. These sources include electronic screens, the Adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be


[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE PORTFOLIO SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL MEET ITS INVESTMENT GOAL.
- THE PORTFOLIO DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the Adviser considers to be the key criteria for financial success. Then, the Adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The Adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Adviser may sell a security due to opportunity cost. Typically, the Adviser attempts to maintain a portfolio of 40-65 securities. As a result, a new company may displace a current holding. Finally, the Adviser may sell a security due to extreme valuation. While the Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


THE PORTFOLIO'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Mid Cap Value Portfolio.


The Portfolio may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of the companies selected for the Portfolio.

The Portfolio may not achieve its objective if securities which the Adviser believes are undervalued do not appreciate as much as the Adviser anticipates or if companies which the Adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio may be influenced by currency exchange rates and exchange control regulations.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The market value of convertible securities tends to decline as interest rates

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increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Portfolio invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt securities, including where the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Portfolio's original investment.


The Portfolio is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.


[SIDENOTE]

AN INVESTMENT IN THE PORTFOLIO ISN'T A DEPOSIT OF ANY BANK AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE PORTFOLIO'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

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THE PORTFOLIO'S PERFORMANCE


The Portfolio is recently organized and therefore has no performance history.

Once the Portfolio has performance for at least one calendar year, a bar chart and performance table will be included in the Prospectus. Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

Performance information of the Portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

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ESTIMATED INVESTOR FEES AND EXPENSES

The estimated expenses of the Portfolio before and after reimbursement are shown below. The Portfolio has no sales, redemption, exchange, or account fees.


ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

 MANAGEMENT FEES                                                         0.70%
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 OTHER EXPENSES(2)                                                       0.92%
 TOTAL OPERATING EXPENSES                                                1.62%
 FEE REDUCTION AND/OR EXPENSE REIMBURSEMENT(3)                           0.37%
 NET EXPENSES(3)                                                         1.25%



(1)  THE PORTFOLIO'S FISCAL YEAR END IS 12/31.
(2)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK, AN AFFILIATE OF J.P. MORGAN CHASE & CO., AGREES TO REIMBURSE THE PORTFOLIO TO THE EXTENT CERTAIN EXPENSES EXCEED 1.25% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS THROUGH 12/31/02.


EXPENSE EXAMPLE This example helps you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of each period

- your investment has a 5% return each year, and

- net expenses for the first year and total operating expenses thereafter.

The example is for comparison only; the actual return of the Portfolio and your actual costs may be higher or lower.


                                                       1 YEAR      3 YEARS
 YOUR COST ($)                                         $127        $475

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Mid Cap Value Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER

Robert Fleming, Inc., the Adviser, makes the day-to-day investment decisions for the Portfolio. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMorgan Chase is a global financial services firm headquartered in New York. The Adviser is located at 522 Fifth Avenue, New York, NY 10036.


The Adviser serves as the investment adviser for the Portfolio under an investment advisory agreement (the Advisory Agreement). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Board of Trustees.


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Mid Cap Value Portfolio.

PORTFOLIO MANAGER

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Portfolio. Mr. Simon has worked as a portfolio manager with various affiliates of the Adviser since 1980 and is currently the Chief Investment Officer and a Director of the Adviser.

THE PORTFOLIO'S ADMINISTRATOR

Morgan Guaranty Trust Company of New York (Administrator) provides administrative and certain financial services and oversees the Portfolio's other service providers. The Administrator and BISYS Fund Services, L.P., as sub-administrator, provide Trust officers.

Morgan Guaranty receives the following fees for administrative services

 ADMINISTRATIVE SERVICES*                   0.55% OF THE
                                            FUND'S AVERAGE
                                            DAILY NET ASSETS

* Morgan Guaranty is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the Portfolio for the excess.

THE PORTFOLIO'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. (JPFD) is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affliated with JP Morgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.


The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.


The Portfolio's equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the Portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.


DISTRIBUTIONS AND TAXES

The Portfolio generally pays dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.


Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

PERFORMANCE OF A RELATED FUND

The Portfolio's investment objective and policies are substantially similar to those used by the Adviser in managing the JPMorgan Mid Cap Value Fund. The table below shows the average annual total returns of the JPMorgan Mid Cap Value Fund's Institutional Class Shares over the past year and since inception. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.

The Performance of the JPMorgan Mid Cap Value Fund's Institutional Class Shares should not be interpreted as indicative of the Portfolio's future performance. Performance of the JPMorgan Mid Cap Value Fund's Institutional Class Shares reflects the deductions of the Fund's expenses. During the periods shown, the actual returns of the Portfolio would have been lower than shown because the Portfolio has higher expenses than the JPMorgan Mid Cap Value Fund's Institutional Class Shares.

The calculations assume that all dividends and distributions were reinvested. The Adviser and some other service providers have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                                                SINCE INCEPTION
                                                  PAST 1 YEAR   (11/13/97)
 INSTITUTIONAL CLASS SHARES                          35.28%        23.45%
 S&P/BARRA MID CAP 400 VALUE INDEX                   27.84%        13.34%
 RUSSELL MID CAP VALUE INDEX                         19.18%         9.87%

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                      This page intentionally left blank.

HOW TO REACH US



MORE INFORMATION

You'll find more information about the Portfolio in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolio's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN SERIES TRUST II
MORGAN CHRISTIANA CENTER
JPMORGAN PORTFOLIOS SERVICES - 2/OPS
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.



                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039



(C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                            JPMORGAN SERIES TRUST II
                      STATEMENT OF ADDITIONAL INFORMATION


                            MID CAP VALUE PORTFOLIO


                                AUGUST 17, 2001



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED AUGUST 17, 2001 FOR THE MID CAP VALUE PORTFOLIO (THE "PORTFOLIO"), AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS AND AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC., ATTENTION: J.P. MORGAN SERIES TRUST II, (800) 766-7722.


                                                                     MFG-SAI-200

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

Business History..................................     3
Investment Objectives and Policies................     3
Description of Permitted Investments..............     3
Investment Restrictions...........................     8
Trustees..........................................    10
Officers of the Trust.............................    10
Investment Advisory and Other Services............    12
  Investment Advisory Agreement...................    12
  Administrative Services Agreement...............    12
  Independent Accountants.........................    12
  Distributor.....................................    12
  Custodian.......................................    13
  Transfer Agent..................................    13
  Payment of Expenses.............................    13
  Portfolio Transactions and Brokerage
    Allocation....................................    13
Shares of Beneficial Interest.....................    14
Codes of Ethics...................................    15
Voting Rights.....................................    15
Offering and Redemption of Shares.................    15
Determination of Net Asset Value..................    16
Taxes.............................................    17
Performance and Yield Information.................    18
Delaware Business Trust...........................    19
Additional Information............................    19
Appendix A........................................   A-1

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                                BUSINESS HISTORY


    J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of five separate portfolios which operate as distinct investment vehicles. The portfolios are J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio, J.P. Morgan Small Company Portfolio, J.P. Morgan International Opportunities Portfolio and J.P. Morgan Mid Cap Value Portfolio (the "Portfolio" or the "Mid Cap Value Portfolio"). This SAI describes the Mid Cap Value Portfolio. The Portfolio is not diversified.



    The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust and the names of the then-existing portfolios were The Resolute Bond Portfolio, The Resolute Equity Portfolio, The Resolute Small Company Portfolio and The Resolute International Equity Portfolio. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II" and each portfolio's named changed accordingly. Effective January 1, 1998, the name of the "J. P. Morgan International Opportunities Portfolio" was changed from "JPM International Equity Portfolio". In the future, the Trust may add or terminate portfolios. Shares in the Portfolio are first being offered on the date of this SAI.


    The Portfolio's investment adviser is Robert Fleming, Inc. (the "Adviser").


                       INVESTMENT OBJECTIVES AND POLICIES



    The Portfolio is designed for investors who want an actively managed portfolio of selected securities that seeks to outperform the Russell Mid Cap Value Index. The Portfolio attempts to achieve its investment objective by investing at least 80% of its assets in a broad portfolio of common stocks of companies as described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS."


                      DESCRIPTION OF PERMITTED INVESTMENTS

    AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Portfolio will only sell covered futures contracts and options on futures contracts.

    Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.

    Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

    No price is paid upon entering into futures contracts. Instead, the Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.


    The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets. The Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Portfolio's return.


    In order to avoid leveraging and related risks, when the Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

    INVESTMENT COMPANY SHARES. The Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Portfolio's expenses. Under applicable regulations, the Portfolio generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

    INVESTMENT GRADE DEBT SECURITIES. The Portfolio may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

    MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

    The Portfolio may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. If the Portfolio purchases put and call options, it pays a premium for them. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.


    The Portfolio may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    The Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.


    The Portfolio may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.



    The Portfolio may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.


    All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    REITS. The Portfolio may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.


    If the Portfolio invests in REITs, each shareholder of the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying

REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.


    REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.


    The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.


    U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

    U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

    U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

    WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    SECURITIES LENDING. In order to generate additional income, the Portfolio may lend its securities to qualified broker-dealers or institutional investors, to the extent permitted by applicable law, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                            INVESTMENT RESTRICTIONS

                      FUNDAMENTAL INVESTMENT RESTRICTIONS


    The Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.



    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, the Portfolio may not:


        (1) Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
        (2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and
    (ii) enter into reverse repurchase agreements for any purpose; provided that
    (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;
        (3) With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer or
    (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to U.S. Government securities (as defined in the 1940 Act);
        (4) Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;
        (5) Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;
        (6) Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

        (7) Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or
        (8) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--The investment restrictions described below are not fundamental policies of the Portfolio and may be changed by the Board.

    These non-fundamental investment policies require that the Portfolio:

        (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments which are illiquid;
        (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.


    The foregoing percentages (except with respect to the limitation on borrowing will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.


    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.


    For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES


    The Trustees of the Trust are responsible for the management and supervision of the Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Trust. These companies are as follows:


Robert Fleming, Inc...............................  Investment Adviser
J.P. Morgan Fund Distributors, Inc................  Distributor
Morgan Guaranty Trust Company of New York.........  Administrator
The Chase Manhattan Bank..........................  Custodian


    The Trustees of the Trust, their business addresses, dates of birth and their principal occupations during the past five years are set forth below.

    JOHN N. BELL--Trustee; Retired; Assistant Treasurer, Consolidated Edison Company of New York, Inc. (prior to 1993), Board member of other portfolios managed by Morgan and/or its affiliates (since June, 1997). His address is 462 Lenox Avenue, South Orange, NJ 07079. His date of birth is June 9, 1931.

    JOHN R. RETTBERG--Retired; Corporate Vice President and Treasurer, Northrop Grumman Corporation "Northrop" (prior to January, 1995); Director, Enalasys (since May, 2000), Advisor, Startupacademy (since February 2001); Director, Independent Colleges of Southern California (prior to 1994); Director, Junior Achievement (prior to 1993); Director, Pepperdine University (since March,
1997); Director Vari-Lite International Corporation (since April, 1996); Board member of other portfolios managed by Morgan and/or its affiliates (since June, 1997). His address is 42 Belcourt, Newport Beach, CA 92660. His date of birth is September 1, 1937.

    JOHN F. RUFFLE--Trustee; Retired; Director and Vice Chairman, J.P. Morgan Chase & Co. Incorporated (prior to June, 1993); Trustee, The Johns Hopkins University (since April, 1990): Director, Bethlehem Steel Corp. (since September, 1990); Director, Wackenhut Corrections Corp. (since January, 1997); Director, Wackenhut Corporation (since April, 1998); Director, Trident Corp. (since November, 1993); Director, American Shared Hospital Services (since May,
1995); Board member of other portfolios managed by Morgan and/or its affiliates (since June, 1997). His address is Pleasantville Road, New Vernon, NJ 07976. His date of birth is March 28, 1937.

    KENNETH WHIPPLE, JR.--Trustee; Retired, Executive Vice President, Ford Motor Company, President, Ford Financial Services Group, and Chairman, Ford Motor Credit Company; Director, CMS Energy Corporation and Consumers Energy Company (since January, 1993; Chairman and Director, WTVS-TV (prior to 1992); Director, Galileo International since October, 1997); Director, Associates First Capital Corp. (from January 1999 to November 2000), Board member of other portfolios managed by Morgan and/or its affiliates since June,1997). His address is 1115 Country Club Drive, Bloomfield Hills, MI 48304. His date of birth is September 28, 1934.

    The Trust currently pays each Trustee an annual retainer of $20,000 and reimburses the Trustees for their related expenses. The aggregate amount of compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 2000 was as follows:

                                                        TOTAL COMPENSATION FROM
                                          COMPENSATION    REGISTRANT AND FUND
NAME OF TRUSTEE                            FROM TRUST   COMPLEX PAID TO TRUSTEES
---------------                           ------------  ------------------------
John N. Bell                                $20,000             $35,500
John R. Rettberg                            $20,000             $35,500
John F. Ruffle                              $20,000             $35,500
Kenneth Whipple, Jr.                        $20,000             $35,500


                             OFFICERS OF THE TRUST



    The Trust's executive officers (listed below), other than the officers who are employees of the Adviser and/or its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. ("JPFD") or its affiliates. The officers conduct and supervise the business operations of the Trust.

    The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, New York, 10036.



    DAVID WEZDENKO; President and Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko is the Chief Operating Officer for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J. P. Morgan in 1996, he has held numerous financial and operations related positions supporting the J. P. Morgan Funds complex. His date of birth is October 2, 1963.



    SHARON WEINBERG; Vice President and Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan in 1996, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her date of birth is June 15, 1959.



    PAUL M. DERUSSO; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for the J.P. Morgan Funds Complex and its successor since prior to 1996. His date of birth is December 3, 1954.



    CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Rotundo serves as Manager of the Funds Infrastructure Group and is responsible for the management of special projects. Prior to January 2000, she served as Manager of the Tax Group in Funds Administration and was responsible for U.S. mutual fund tax matters. Her date of birth is September 26, 1965.



    STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Services Group within Fund Administration. Prior to joining J.P. Morgan in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, including Assistant General Counsel, Tax Director, and Co-head of the Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His date of birth is June 2, 1953.



    LAI MING FUNG; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in Fund Administration as a Budgeting Analyst for the Budgeting and Expense Processing Group. Prior to April 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her date of birth is September 8, 1974.



    JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset Management Inc. His date of birth is November 4, 1965.



    JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she also served as Assistant Secretary for the Mainstay Funds. From October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie Farr & Gallagher. Her date of birth is May 29, 1965.


    MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Services, BISYS Fund Services, L.P. since prior to 1996. His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.

    LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, L.P. Prior to May 1998, Ms. Hurley was Counsel to Moore Capital Management. Prior to July 1997, she was General Counsel to Global Asset Management. Prior to May 1996, she was General Counsel to Northstar Investment Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.

    ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services L.P since prior to 1996. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.

                     INVESTMENT ADVISORY AND OTHER SERVICES
                         INVESTMENT ADVISORY AGREEMENT


    The Trust has entered into an Investment Advisory Agreement with Robert Fleming, Inc. (the "Adviser") with respect to the Mid Cap Value Portfolio dated as of May 16, 2001. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. a global financial services firm headquartered in New York.


    The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Mid Cap Value Portfolio.

                       ADMINISTRATIVE SERVICES AGREEMENT


    The Trust has entered into an Administrative Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan Guaranty") effective January 1, 1997, as amended December 6, 2000 and May 16, 2001. Morgan Guaranty is also a wholly owned subsidiary of J.P. Morgan Chase & Co. Pursuant to the Administrative Services Agreement, Morgan Guaranty provides or arranges for the provision of certain financial and administrative services and oversees portfolio accounting for the Trust. The services to be provided by Morgan Guaranty under the Administrative Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, Morgan Guaranty is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of preparing, printing and mailing prospectuses, reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to Morgan Guaranty. If these amounts are more than the fees payable to Morgan Guaranty, it will reimburse the Portfolio for the excess. Morgan Guaranty has agreed that it will reimburse the Portfolio for the excess. Morgan Guaranty has agreed that it will reimburse the Portfolio to the extent certain expenses exceed 1.25% of the Portfolio's average daily net assets through 12/31/02.



    For providing its services under the Administrative Services Agreement, Morgan Guaranty receives monthly compensation from the Trust at annual rates computed as described under "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION" in the Prospectus.


    The Administrative Services Agreement may be amended only by mutual written consent.

    The Administrative Services Agreement was last approved by the Board on May 16, 2001. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by Morgan Guaranty on not more than 60 days' nor less than 30 days' written notice to the other party.


    Morgan Guaranty may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolio's Sub-administrator.


                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios of the Trust.

                                  DISTRIBUTOR


    JPFD serves as the Trust's Distributor and makes itself available to receive purchase orders for the Portfolio's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's Distributor.



    The Distribution Agreement shall continue in effect for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of the Americas, New York, NY 10036.



                                   CUSTODIAN



    The Chase Manhattan Bank ("Chase"), 3 Metrotech Center, Brooklyn, New York 11245, serves as the Trust's and the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contract, Chase is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, the custodian employs various subcustodians who were approved by the Trustees of the Trust in accordance with the regulations of the SEC.



                                 TRANSFER AGENT


    DST Systems Inc.("DST"), 1055 Broadway, Kansas City, Missouri 64105, serves as the Portfolio's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                              PAYMENT OF EXPENSES


    Morgan Guaranty is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectus under the heading "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION." The Trust is responsible for the Adviser's fees as investment adviser pursuant to the Investment Advisory Agreement and for Morgan Guaranty's fees for its services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the Custodian or the Transfer Agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

    Under the Investment Advisory Agreement, Morgan has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.

    Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.

    Insofar as known to management, no trustee, director or officer of the Trust, Morgan or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

    In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.


    In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of the Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolio in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of an individual Portfolio. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolio does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.


    For the years ended December 31, 1998, 1999 and 2000, the Trust paid in the aggregate $69,751, $92,186 and $170,285, respectively, as brokerage commissions. No commissions were allocated for research.


    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Adviser. In order for affiliates of the Adviser to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.



    Portfolio securities will not be purchased from or through or sold to or through the the Distributor, the Adviser or any other "affiliated person" (as defined in the 1940 Act) of the Distributor or Adviser when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser or an affiliate of the Adviser is a member, except to the extent permitted by law.



    On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other Portfolios, the Adviser to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.



    If the Portfolio writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.



                         SHARES OF BENEFICIAL INTEREST



    The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio, J.P. Morgan Small Company Portfolio, J.P. Morgan International Opportunities Portfolio and J.P. Morgan Mid Cap Value Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.

    The assets received by the Trust for the issuance or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each portfolio. They constitute the underlying assets of each portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such portfolio. Any assets which are not clearly allocable to a particular portfolio or portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more portfolios would generally be allocated among the portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a portfolio is entitled to participate equally in dividends and distributions declared with respect to such portfolio and in the net assets of such portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.



    The shares of each portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.



    The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan



                                CODES OF ETHICS



    The Trust, the Adviser and JPFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.



    As of July 31, 2001, no one of record, or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the Trust.



                                 VOTING RIGHTS



    In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.


    As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the outstanding shares of the Portfolio.

                       OFFERING AND REDEMPTION OF SHARES


    The Trust offers shares of the Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."


    The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to the Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

    Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate the Portfolio securities.



    The right to redeem shares or to receive payment with respect to the redemption of shares of the Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.


                        DETERMINATION OF NET ASSET VALUE

    The Portfolio computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolio's business days.


    The net asset value per share of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.


    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.


    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. Eastern time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Portfolio's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.



    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) Eastern time and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.


                                     TAXES


    In order for the Portfolio to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. It is the Trust's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), regarding distribution of investment income and capital gains so that the Portfolio will not be subject to federal income tax on amounts distributed and undistributed or an excise tax on certain undistributed income or capital gains. For these purposes, if a regulated investment company declares a dividend in December to shareholders of record in December and pays such dividends before the end of January they will be treated as paid in the preceding calendar year and to have been received by such shareholder in December. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio with respect to which dividends have been declared, at net asset value, as of the ex-dividend date of such dividends.


    FEDERAL TAX MATTERS. Under current law, a Policy owner's interest in earnings on assets held in a separate account and invested in the Trust are generally not includable in the Policy owner's gross income, assuming the Policies presently qualify as life insurance contracts for federal income tax purposes. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the federal income tax consequences to such holders of an investment in the Portfolio.


    The Trust intends that the Portfolio comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Portfolio will be separate accounts funding variable annuities and variable life insurance policies established by one or more insurance companies and, pursuant to Treasury Regulation Section1.817-5(f)(3)(iii), qualified pension and retirement plans.


    The Internal Revenue Service provides a list of arrangements that qualify as a "qualified pension or retirement plan" for the purposes of Treasury Regulation Section1.817-5(f)(3)(iii). It provides in pertinent part, that the term "qualified pension or retirement plan", for purposes of such Regulation, includes the following arrangements (all section references are to the Code):

    1. A plan described in Section 401(a) that includes a trust exempt from tax under Section 501(a);
    2.  An annuity plan described in Section 403(a);
    3. An annuity contract described in Section 403(b), including a custodial account described in Section 403(b)(7);
    4.  An individual retirement account described in Section 408(a);
    5.  An individual retirement annuity described in Section 408(b);
    6. A governmental plan within the meaning of Section 414(d) or an eligible deferred compensation plan within the meaning of Section 457(b);
    7. A simplified employee pension of an employer that satisfies the requirements of Section 408(k);
    8.  A plan described in Section 501(c)(18); and

    9. Any other trust, plan, account, contract or annuity that the Internal Revenue Service has determined in a letter ruling to be within the scope of such Regulation.

    In addition, Section 817(h) of the Code and the regulations thereunder impose diversification requirements on the separate accounts and on the Portfolio. These diversification requirements are in addition to the diversification requirements applicable to the Portfolio under Subchapter M and the 1940 Act, and may affect the composition of the Portfolio's investments. Since the shares of the Trust are currently sold to segregated asset accounts underlying such Policies, the Trust intends to comply with the diversification requirements as set forth in the regulations. Failure to meet the requirements of Section 817(h) could result in taxation to the Participating Insurance Companies and the immediate taxation of the owners of the Policies funded by the Trust.

                       PERFORMANCE AND YIELD INFORMATION


    This yield figure represents the net annualized yield based on a specified 30-day (or one month) period. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:


    Yield = 2 [(A - B + 1)TO THE POWER OF 6 - 1]
                -----
                 CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.


    The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of the Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:


    P (1 + T)TO THE POWER OF n = ERV


where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $1,000, and where n equals the number of years.



    From time to time, in reports and sales literature: (1) the Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the Russell Mid Cap Value Index and Dow Jones Industrial Average so that, as applicable, an investor may compare the Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information;
(iii) indexes of stocks comparable to those in which the Portfolio invests;
(2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Portfolio or the general economic, business, investment, or financial environment in which the Portfolio operates; and (4) the effect of tax-deferred compounding on the Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. The Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.



    The performance of the Portfolio may be compared, for example, to the record of the The Russell Midcap Value index which contains those Russell Midcap securities with a less-than-average growth orientation. These stocks are also members of the Russell 1000 Value index. The Russell 1000 Value index contains those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the growth universe.



                            DELAWARE BUSINESS TRUST


    The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which the Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

    The Trust provides for the establishment of designated series of beneficial interests (the Portfolio) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

    As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolio; and (iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholder meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

                             ADDITIONAL INFORMATION

    The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

    Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A
                        DESCRIPTION OF SECURITY RATINGS

                               STANDARD & POOR'S
                         CORPORATE AND MUNICIPAL BONDS

AAA Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
     Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
D Bonds rated D are in default, and payment of interest and/or repayment of principal are in arrears.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                                COMMERCIAL PAPER

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
A-2 This designation indicates that the degree of safety regarding timely payment is satisfactory.
A-3 This designation indicates that the degree of safety regarding timely payment is adequate.

                          SHORT-TERM TAX-EXEMPT NOTES

    Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                                    MOODY'S
                         CORPORATE AND MUNICIPAL BONDS

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
     Uncertainty of position characterizes bonds in this class.
B    Bonds which are rated B generally lack
     characteristics of the desirable investment.
     Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa  Bonds which are rated Caa are of poor standing.
     Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
         Prime-1 repayment capacity will normally be evidenced by the following characteristics:
         - Leading market positions in well established industries.
         - High rates of return on funds employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

PART C

                                OTHER INFORMATION

Item 23.        Exhibits

  (a)(1) Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

  (a)(2) Amendment #1 to Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No.
0001042058-98-000060).

  (a) (3) Amendment #2 to Agreement and Declaration of Trust, incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).


  (b) By- Laws. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

  (c) N/A

  (d) Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (d) (1) Investment Advisory Agreement between JPM Series Trust II and Robert Fleming, Inc. on behalf of the Mid Cap Value Portfolio. *

  (e) Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).


  (e)(1) Form of Distribution Agreement between JPM Series Trust II and J.P. Morgan Fund Distributors, Inc. ("JPFD"). Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).


  (f) N/A

  (g)(1) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (g)(2) Custodian Contract between JPM Series Trust II and Bank of New York ("BONY"). Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000. (Accession No. 000101041455-00-000083.

  (g)(3) Custodian Contract between J.P. Morgan Series Trust II and The Chase Manhattan Bank. To be filed by Amendment.

  (h)(1) Transfer Agency and Service Agreement between JPM Series Trust II and State Street. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (h)(2) Transfer Agency and Service Agreement between JPM Series Trust II and DST Systems, Inc. ("DST").*

  (h)(3) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (h)(4) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York, as amended May 16, 2001.*

  (h)(5) Co-Administration Agreement between JPM Series Trust II and FDI. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (h)(6) Form of Fund Participation Agreement. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

  (i) N/A

  (j)Consent of independent public accountants.(Not Applicable)

  (k) N/A

  (l) Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America. Incorporated by reference post-effective amendment number 1 to the Registration statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

  (n) N/A

  (p)(1) Codes of Ethics for J.P. Morgan Series Trust II, incorporated herein by reference to Post-Effective Amendment No 11 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

  (p)(2) Codes of Ethics for J.P. Morgan Investment Management Inc. Incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement filed on April 4, 2000 (Accession
Number 0001041455-00-000087).

  (p)(3) Amended Code of Ethics for J.P. Morgan Investment Management Inc. incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement filed on March 30, 2001 (Accession Number
0000912057-01-505852)

  (p)(4) Codes of Ethics for Funds Distributor, Inc. Incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement filed on April 4, 2000 (Accession Number 0001041455-00-000087).

  (p)(5) Codes of Ethics for Robert Fleming, Inc. (the "Adviser")*

  (p) (6) Codes of Ethics for J.P. Morgan Fund Distributors, Inc. (the "Distributor"). To be filed by Amendment




(a)Powers of attorney. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No. 0001042058-98-000060).

(a)(1)Powers of attorney. Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).


---------------------
* Filed herewith.

     Item 24. Persons Controlled by or under Common Control with Registrant Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policy owners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies, which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries.

Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.


Item 25.  Indemnification

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.  Business and Other Connections of Investment Adviser

The business of Robert Fleming, Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of Robert Fleming, Inc. is currently listed in the investment advisor registration on Form ADV for Robert Fleming, Inc. (File No. 801-26297).

Robert Fleming, Inc. also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

To the knowledge of the Registrant, none of the directors or executive officers of Robert Fleming, Inc., an indirect subsidiary of J.P. Morgan Chase & Co. is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Robert Fleming, Inc. also hold various positions with, and engage in business for, J.P. Morgan Chase & Co.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

J.P. Morgan Fund Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

  (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.


                              POSITION AND
                              OFFICES WITH     POSITION AND OFFICES
NAME AND ADDRESS              REGISTRANT       WITH DISTIRBUTOR
Lynn J. Mangum                None             Chairman
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan            None             Director and Executive Vice
150 Clove Street                               President
Little Falls, NJ 07424

Lee W. Schultheis             None             President
101 Park Avenue, 16th Fl.
New York, NY 10178

George O. Martinez            None             Senior Vice President
3435 Stelzer Road
Columbus,OH 43219

Irimga McKay                  None             Vice President
1320 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                 None             Vice President/Compliance
3435 Stelzer Road
Columbus, OH 43219

William Blundin               None             Vice President
125 West 55th Avenue
11th Floor

New York, NY 10019

Dennis Sheehan                None             Vice President
150 Clove Street
Little Falls, NJ 07424

                              POSITION AND
                              OFFICES WITH     POSITION AND OFFICES
NAME AND ADDRESS              REGISTRANT       WITH DISTIRBUTOR
Annamaria Prorcaro            None             Assistant Secretary
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                   None             Assistant Secretary
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                None             Executive Vice President/CEO
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                    None             Vice President/CEO
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko              None             Vice President
3435 Stelzer Road
Columbus, OH 43219


(c) Not applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York, J.P. Morgan Investment Management Inc. and Robert Fleming, Inc.: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

The Bank of New York: 1 Wall Street, New York, New York 10086 (records relating to its functions as custodian and fund accounting agent). DST:1055 Broadway, Kansas City, Missouri, 64105 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

J.P. Morgan Fund Distributors, Inc.: 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as distributor.

The Chase Manhattan Bank: 3 Metrotech Center, Brooklyn, New York 11245 (records relating to its functions as Custodian.)

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on the 17th day of August, 2001.

                                               J.P. MORGAN SERIES TRUST II


                                               /s/Joseph Bertini
                                               -----------------
                                               Joseph Bertini
                                          Vice President and Assistant Secretary


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of August, 2001.

                                                              /s/David Wezdenko*
                                                        -----------------------
                                                              David Wezdenko
                                                        President and Treasurer




SIGNATURE                       TITLE                        DATE
JOHN N. BELL*                   Trustee                      08/17/2001
John N. Bell

JOHN R. RETTBERG*               Trustee                      08/17/2001
John R. Rettberg

JOHN F. RUFFLE*                 Trustee                      08/17/2001
John F. Ruffle

KENNETH WHIPPLE, JR.*           Trustee                      08/17/2001
Kenneth Whipple, Jr.


                                                 *By      /s/ Joseph Bertini
                                                   ---------------------------
                                                      Joseph Bertini
                                                 as attorney-in-fact pursuant
                                                 to a power of attorney.

                                INDEX OF EXHIBITS

Ex-99.B5 Investment Advisory Agreement between JPM Series Trust II and
Robert Fleming, Inc.
Ex-99.B9 Transfer Agency Agreement between JPM Series Trust II and DST Systems, Inc.
Ex-99.B9 (1) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York.
Ex-99 Codes of Ethics for Robert Fleming, Inc.